RESERVES (Details 1)	Sep. 30, 2018 USD ($) Share Years	Sep. 30, 2018 CAD ($) Share Years	Sep. 30, 2017 Share	Sep. 30, 2016 Share	Sep. 30, 2015 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | Share	900,459	900,459	185,876	203,126	173,676
Weighted average remaining contractual life (years) | Years	8.89	8.89
$4.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 4.00
Number of options | Share	572,748	572,748
Weighted average remaining contractual life (years) | Years	9.18	9.18
$4.10
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 4.10
Number of options | Share	12,500	12,500
Weighted average remaining contractual life (years) | Years	9.71	9.71
C$4.90
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 4.90
Number of options | Share	286,000	286,000
Weighted average remaining contractual life (years) | Years	9.07	9.07
C$16.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 16.00
Number of options | Share	250	250
Weighted average remaining contractual life (years) | Years	0.64	0.64
C$40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 40.00
Number of options | Share	28,961	28,961
Weighted average remaining contractual life (years) | Years	1.08	1.08